Operating Lease (Tables)	12 Months Ended
Dec. 31, 2021
Lessee Operating Lease [Abstract]
Schedule of recognized operating lease liabilities
	December 31,	December 31,
	2021	2020
Right-of-use assets	$241,554	$-

Operating lease liabilities - current	$51,239	$-
Operating lease liabilities - non-current	-	-
Total operating lease liabilities	$51,239	$-

Schedule of related to operating leases
For the Year Ended December 31, 2021

Weighted-average remaining lease term of operating leases	3.5 years

Weighted-average discount rate of operating leases	4.81%

Schedule of maturity of our operating lease liabilities
Operating
Lease Liabilities
Year of 2022	$52,700
Thereafter	-
Total lease payments	$52,700
Less: imputed interest	1,461
Present value of operating lease liabilities	51,239
Less: current obligation	51,239
Long-term obligation on December 31, 2021	$-